Financial instruments-Risk management and fair value (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of credit risk exposure [abstract]
Disclosure of Foreign Currency
A significant part of our revenue is denominated in the following foreign currencies:

	2024	2023
	%	%
U.S. dollars	65.0%	64.3%
Foreign currencies -
Brazilian real	9.9%	7.7%
Colombian peso	8.1%	10.0%
Mexican peso	3.9%	3.5%
Chilean peso	3.2%	3.1%
Canadian dollar	1.8%	1.2%
Argentinian peso	1.6%	5.1%
Other currencies	6.5%	5.1%
	100.0%	100.0%

Summary of Foreign Currency Risk Exposure	The following chart summarizes the Company’s foreign currency risk exposure (assets and liabilities denominated in foreign currency) as of December 31:

	2024	2023
Assets
Cash and cash equivalents	$12,213	$15,858
Accounts receivable, net	72,842	108,767
Other assets	17,035	25,707
Total assets	$102,090	$150,332
Liabilities
Accounts payable	23,234	53,393
Taxes payable	60,285	38,157
Other liabilities	12,375	16,543
Total liabilities	$95,894	$108,093
Net position	$6,196	$42,239

Summary of Movement in Allowance for Impairment for Short and Long-term Investments at Amortized Cost
The movement in the allowance for impairment for short and long-term investments at amortized cost for the year ended December 31 was as follows:

	2024	2023
Balance at beginning of year	$(2,258)	$(2,955)
(Additions) / Reversal	1,155	697
Balance at end of year	$(1,103)	$(2,258)

Summary of Credit Risk Exposure on Trade Receivables using Provision Matrix
Set out below is the information about the credit risk exposure on the Company’s trade receivables using a provision matrix as of December 31:

	2024
		Days past due
	Total	Current	<30	30-60	60-90	>90
Expected credit loss rate		0.0%	9.3%	7.4%	11.2%	63.8%
Gross carrying amount	$172,049	$163,053	$2,978	$1,494	$547	$3,977
Expected credit loss	$3,059	$71	$278	$111	$61	$2,538

	2023
		Days past due
	Total	Current	<30	30-60	60-90	>90
Expected credit loss rate		0.0%	8.8%	9.0%	24.4%	53.9%
Gross carrying amount	$162,544	$153,289	$2,487	$1,174	$258	$5,336
Expected credit loss	$3,297	$35	$218	$106	$63	$2,875

Summary of Financial Liabilities According to Maturity Date	The table below summarizes the Company’s financial liabilities according to their maturity date. The amounts in the table are the contractual undiscounted cash flows. Balances due within twelve months equal their carrying balances as the impact of discounting is not significant.
December 31, 2024

	Note	Carrying amount	Contractual cash flow	Less than twelve months	Between 1 and 4 years	More than 4 years
Non-derivative financial liabilities
Loans and borrowings	18	$1,670,807	$1,872,779	$302,202	$835,630	$734,947
Lease liability	14	329,697	383,417	73,739	247,913	61,765
Account payable	19	229,104	229,104	229,104	—	—
Account payable to related parties	19	1,624	1,624	1,624	—	—
		$2,231,232	$2,486,924	$606,669	$1,083,543	$796,712
December 31, 2023

	Note	Carrying amount	Contractual cash flow	Less than twelve months	Between 1 and 4 years	More than 4 years
Non-derivative financial liabilities
Loans and borrowings	18	$1,462,691	$1,624,325	$256,216	$780,090	$588,019
Lease liability	14	283,657	322,858	80,513	195,340	47,005
Account payable	19	182,303	182,303	182,303	—	—
Account payable to related parties	19	1,228	1,228	1,228	—	—
		$1,929,879	$2,130,714	$520,260	$975,430	$635,024

Summary of Carrying Amount and Fair Values of Financial Assets and Financial Liabilities
Set out below is a comparison, by class, of the carrying amounts and fair values of the Company’s financial instruments, other than those with carrying amounts that are reasonable approximations of fair values:

		Carrying amount		Fair Value
	Note	2024	2023	2024	2023
Financial assets
Long-term investments	9	248,936	258,934	250,008	260,534
Financial liabilities
Loans and borrowings	18	1,670,807	1,462,691	1,710,529	1,494,124

Summary of Company's financial instruments measured at fair value
The following chart summarizes the Company’s financial instruments measured at fair value, classified according to the valuation method:

	Fair value measurement as of reporting date
	2024	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Recurring fair value measurements
Assets
Investment fund	107,757	107,757	—	—
Derivatives that do not qualify for hedge accounting-
Foreign currency forward	1,410	1,410	—	—
Total assets	$109,167	$109,167	$—	$—

The fair value of derivatives that do not qualify for hedge accounting is the present value of future cash flows based on forward exchange rates at the reporting date.

	Fair value measurement as of reporting date
	2023	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Recurring fair value measurements
Assets
Investment fund	102,063	102,063	—	—
Total assets	$102,063	$102,063	$—	$—